WARRANTS (Details Narrative) - USD ($)		3 Months Ended				12 Months Ended
	Mar. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Aggregate intrinsic value of vested share options		$ 0	$ 0			$ 0	$ 0
Number of warrants outstanding		75,127,744	75,527,744			75,127,744	75,527,744
Weighted average exercise price		$ 0.048	$ 0.0659			$ 0.048	$ 0.0659
Series B Preferred stock issued for cash, shares		300,000				52,500,000
Proceeds from warrant exercised		$ 107,078	$ 152,390			$ 107,078	$ 152,390
Lender amount, description			In exchange for ultimately a three and a half-month extension of the first payment date, the lender received 1,904,762 additional warrants three times having a fair value of $36,054, $37,955 and $33,936, ($0.019; $0.02 and $0.018 per share, respectively), which was recorded as an additional debt discount and amortized over the remaining life of the Note.	In exchange for a one-month extension to begin the principal payments under this Note, the parties agreed to reduce the qualified offering amount from $10 million to $7.2 million; modify the payment schedule from seven (7) months to six (6) months. In addition, the lender received 1,904,762 additional warrants having a fair value of $58,884, ($0.03 per share), which was recorded as an additional debt discount and amortized over the remaining life of the Note.
Debt discount						$ 217,962	753,736
Warrants issued in connection with debt							$ 698,813
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	6 years 6 months			10 years		5 years
Share Price		$ 0.0098			$ 0.114	$ 0.0098
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		311.40%			35.13%		307.11%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 0.0001			$ 0.11	$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		2.52%			1.47%
Exercise Price Five [Member]
Number of warrants outstanding		21,540,438				21,540,438
Weighted average exercise price		$ 0.02	$ 0.02			$ 0.02	$ 0.02
Warrant [Member]
Weighted average exercise price		$ 0.005				0.005
Series B Preferred stock issued for cash, shares		21,540,438	7,619,499
Warrant, exercise price		$ 0.02				$ 0.02
Proceeds from warrant exercised		$ 107,078	$ 152,390
Subscription receivable		$ 625				$ 625
Warrant [Member] | Lender [Member]
Weighted average exercise price	$ 0.0001
Warrants to purchase common stock	22,857,147
Debt discount	$ 531,983
Fair value of warrants	1,369,303
Warrants issued in connection with debt	$ 698,813
Warrants [Member] | Minimum [Member]
Share Price	$ 0.0179
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	288.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.62%
Warrants [Member] | Maximum [Member]
Share Price	$ 0.031
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	313.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	5.05%